EQUITY TRANSACTIONS (RESTATED)	12 Months Ended
Dec. 31, 2013
EQUITY TRANSACTIONS [Abstract]
EQUITY TRANSACTIONS

NOTE 8 - EQUITY TRANSACTIONS (RESTATED)

Preferred Stock

The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.0001. As of December 31, 2013 and 2012, there were no preferred shares issued and outstanding. The Company's Board of Directors is authorized by the articles of incorporation to divide the authorized shares of preferred stock into one or more series, each of which must be so designated as to distinguish the shares of each series of preferred stock from the shares of all other series and classes. The Company's Board of Directors is also authorized, within any limitations prescribed by law and the articles of incorporation, to fix and determine the designations, rights, qualifications, preferences, limitations and terms of the shares of any series of preferred stock.

Common Stock

The Company is authorized to issue 500,000,000 common shares with a par value of $0.0001. As of December 31, 2013 and 2012, there were 378,033,149 and 374,329,445 shares of common stock issued and outstanding, respectively. Upon liquidation, dissolution or winding up of the corporation, the holders of common stock are entitled to share ratably in all net assets available for distribution to shareholders after payment to creditors. The common stock is not convertible or redeemable and has no pre-emptive, subscription or conversion rights. There is no conversion, redemption, sinking fund or similar provisions regarding the common stock. Each outstanding share of common stock is entitled to one vote on all matters submitted to a vote of shareholders. There are no cumulative voting rights. Each shareholder is entitled to receive the dividends as may be declared by our directors out of funds legally available for dividends and, in the event of liquidation, to share pro rata in any distribution of assets after payment of liabilities. The Company's directors are not obligated to declare a dividend. Since inception the Company has not paid or declared any dividends on common stock.

In 2008, the Company issued 724,000,000 shares of common stock at par to the founders for their services and sold 146,248,000 shares for cash proceeds of $40,400.

In November 2012, simultaneously with the closing of the Company's acquisition of the World Moto Assets:

-	Mr. Marlon Liam, the Company's former sole director and officer, agreed to contribute 723,579,160 shares that he owned to the Company's capital by canceling the shares;

-	The Company effected a 1-for-181 forward stock split. All share and per share amounts have been restated retroactively for the impact of the stock split;

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The Company issued 1,240,871 shares of common stock to new shareholders to acquire the World Moto Assets and also issued 576,923 shares of common stock to pay for a seller specified outstanding debt in the amount of $75,000. As the result of 1-for-181 forward stock split, seller of World Moto Assets received 224,597,666 shares of the Company's common stock. The Company recorded $236,314 share-based compensation for the fair value of these common shares issued;

-	401,415 shares of common stock were issued to Mr. Marlon Liam to pay off $52,183 related party payable;

-	The Company raised $246,000 by selling an aggregate of 1,892,308 shares of common stock to one investor on a private placement offering;

-	192,308 shares of common stock were issued to a consultant for his services and discharged a payable of $25,000.

The above shares issued by the Company in November 2012 were valued at their fair value based on the closing price of the Company's common stock on November 14, 2012.

On January 8, 2013, the Company consummated a private placement offering with an accredited investor for the sale of 3,703,704 shares of common stock at a purchase price of $0.27 per share, for aggregate consideration of $1,000,000.